Property and Equipment, Net - Schedule of Property and Equipment (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 SGD ($)	Jun. 30, 2021 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	$ 28,264	$ 19,131	$ 19,131		$ 15,453
Additions	0	5,735	8,888	$ 12,399	3,888	$ 5,345
Disposal	0	(703)	(703)	$ (952)
Effects of movements in exchange rates	304	1,079	948		(210)
Cost, Ending balance	28,568	25,242	28,264		19,131
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	13,273	8,522	8,522		5,209
Depreciation for the year	2,696	2,222	4,855		3,447
Disposal		(443)	(442)
Effects of movements in exchange rates	304	347	336		(132)
Accumulated depreciation, Ending balance	16,273	10,648	13,273		8,522
Carrying amounts	12,295	14,594	14,991		10,609		$ 10,244
Scenario Previously Reported
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance		8,524	8,524
Accumulated depreciation, Ending balance					8,524
Carrying amounts					10,607
Office Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, Beginning balance	28,264	19,131	19,131		15,453
Additions		5,735	8,888		3,888
Disposal		(703)	(703)
Effects of movements in exchange rates	304	1,079	948		(210)
Cost, Ending balance	28,568	25,242	28,264		19,131
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance	13,273	8,522	8,522		5,209
Depreciation for the year	2,696	2,222	4,855		3,447
Disposal		(443)	(442)
Effects of movements in exchange rates	304	347	336		(132)
Accumulated depreciation, Ending balance	16,273	10,648	13,273		8,522
Carrying amounts	$ 12,295	14,594	14,991		10,609		$ 10,244
Office Equipment | Scenario Previously Reported
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning balance		$ 8,524	$ 8,524
Accumulated depreciation, Ending balance					8,524
Carrying amounts					$ 10,607